Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule of Delinquent Participant Contributions

PACCAR Inc

Savings Investment Plan

EIN: 91-0351110 Plan Number: 002

Schedule H, Line 4a – Schedule of Delinquent Participant Contributions

Year Ended December 31, 2025

Total That Constitutes Non-Exempt Prohibited Transactions
		Contributions	Contributions	Total fully corrected
Participant contributions	Contributions	corrected	pending	under VFCP*
transferred late to the plan	not corrected	outside of VFCP*	correction in VFCP*	and PTE 2002-51
Check here if late participant loan repayments are included: ☒
2025 Plan Year				$43,799.57

* Voluntary Fiduciary Correction Program (VFCP).